Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
VistaShares Target 15 Berkshire Select Income ETF [Member]
Shareholder Report [Line Items]
Fund Name	VistaShares Target 15 Berkshire Select Income ETF
Class Name	VistaShares Target 15 Berkshire Select Income ETF
Trading Symbol	OMAH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VistaShares Target 15 Berkshire Select Income ETF (the "Fund") for the period March 4, 2025 (the Fund's "Inception") to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vistashares.com . You can also request this information by contacting us at (844) 875-2288 or by writing to the VistaShares Target 15 Berkshire Select Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 875-2288
Additional Information Website	www.vistashares.com
Expenses [Text Block]

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
VistaShares Target 15 Berkshire Select Income ETF	$49	0.96%
*	Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 479,107
Holdings Count | Holdings	111
Advisory Fees Paid, Amount	$ 1,013,214
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$479,107
Number of Holdings	111
Total Advisory Fee	$1,013,214
Portfolio Turnover Rate	51%

Holdings [Text Block]	Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2025)

Top Ten Holdings	(% of total net assets)
Berkshire Hathaway, Inc.	10.3
Apple, Inc.	9.1
American Express Co.	7.9
Bank of America Corp.	4.9
Occidental Petroleum Corp.	4.6
VeriSign, Inc.	4.6
Chevron Corp.	4.5
Coca-Cola Co.	4.5
Visa, Inc.	4.5
Kraft Heinz Co.	4.5

VistaShares Target 15 USA Quality Income ETF [Member]
Shareholder Report [Line Items]
Fund Name	VistaShares Target 15 USA Quality Income ETF
Class Name	VistaShares Target 15 USA Quality Income ETF
Trading Symbol	QUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VistaShares Target 15 USA Quality Income ETF (the "Fund") for the period May 5, 2025 (the Fund's "Inception") to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vistashares.com . You can also request this information by contacting us at (844) 875-2288 or by writing to the VistaShares Target 15 USA Quality Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 875-2288
Additional Information Website	www.vistashares.com
Expenses [Text Block]

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
VistaShares Target 15 USA Quality Income ETF	$32	0.96%
*	Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.96%	[2]
Net Assets	$ 17,372
Holdings Count | Holdings	126
Advisory Fees Paid, Amount	$ 32,336
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$17,372
Number of Holdings	126
Total Advisory Fee	$32,336
Portfolio Turnover Rate	106%

Holdings [Text Block]	Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of August 31, 2025)

Top Ten Holdings	(% of total net assets)
Oracle Corp.	6.2
General Dynamics Corp.	5.3
Fastenal Co.	5.2
Illinois Tool Works, Inc.	4.8
Mastercard, Inc.	4.7
Visa, Inc.	4.4
CME Group, Inc.	4.3
Cintas Corp.	4.3
Automatic Data Processing, Inc.	4.3
Procter & Gamble Co.	4.3

[1]	Costs paid as a percentage of investment are annualized.
[2]	Costs paid as a percentage of investment are annualized.